----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number: 3235-0006
                                                    Expires: February 28, 1997
                                                    Estimated average burden
                                                    hours per response ... 24.60
                                                    ----------------------------
                                                            SEC USE ONLY
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended JUNE 30, 2001.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


If amended report check here: [_]


     GENERAL ATLANTIC PARTNERS, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     3 PICKWICK PLAZA           GREENWICH               CT              06830
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     THOMAS J. MURPHY, CHIEF FINANCIAL OFFICER (203) 629-8600
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of GREENWICH and State of CONNECTICUT on the 10th day of AUGUST, 2001.


      General Atlantic Partners, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


          /s/ Thomas J. Murphy
-------------------------------------------
(Manual Signature of Person Duly Authorized
to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NAME:                  13F FILE NO.:     NAME:                    13F FILE NO.:
---------------------- ----------------- -----------------------  -------------
1.
---------------------- ----------------- -----------------------  --------------
2.
---------------------- ----------------- -----------------------  --------------
3.
---------------------- ----------------- -----------------------  --------------
4.
---------------------- ----------------- -----------------------  --------------
5.
---------------------- ----------------- -----------------------  --------------

                                    FORM 13F
Page   3   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104     8,381,016    3,104,080     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104        56,700       21,000                     X                              X
-----------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327       4,283,804    2,030,239     X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327       1,045,883      495,679                     X                              X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178       9,779,876    2,679,418     X                                X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178       4,027,173    1,103,335                     X                              X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704      14,936,129    2,046,045     X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704       2,198,855      301,213                     X                              X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404      13,774,317    4,443,328     X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404       2,998,385      967,221                     X                              X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                       61,482,138
-----------------------------------------------------------------------------------------------------------------------------------

                                                                               4
                                    FORM 13F
Page   4   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.           Com      269246      39,687,147    6,153,046     X                                X
                                         104
-----------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.           Com      269246       5,544,639      859,634                     X                              X
                                         104
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com      278856      159,321,717    5,669,812     X                                X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com      278856       31,324,306    1,114,744                     X                              X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.        Com     301504106     59,621,961   10,174,396     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.        Com     301504106     11,211,153    1,913,166                     X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com     302284104    731,469,126   42,901,415     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com     302284104    167,044,477    9,797,330                     X                              X
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com      318224       15,700,758   14,018,534     X                                X
                                         102
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com      318224        2,953,253    2,636,833                     X                              X
                                         102
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com      45665T       10,306,839    1,356,163     X                                X
                                         107
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com      45665T          984,512      129,541                     X                              X
                                         107
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                    1,235,169,888
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   5   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group,Inc.       Com     565011103      59,343,830    2,364,296     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group, Inc.      Com     565011103      12,907,249      514,233                     X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910        7,871,340    1,311,890     X                                X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910        1,128,720      188,120                     X                              X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W       22,149,720    5,537,430     X                                X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W        4,409,596    1,102,399                      X                              X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W          190,752       47,688     X                                X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503      120,346,158   13,297,918     X                                X
                                        106
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503       37,287,457    4,120,161                     X                              X
                                        106
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                       265,634,822
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   6   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674       49,144,289    1,851,009     X                                X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674        8,580,695      323,190                     X                              X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674       26,550,000    1,000,000                     X                              X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com      810883108      15,658,886    5,308,097     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com      810883108       1,205,895      408,778     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com      810883108       2,429,540      823,573                     X                              X
-----------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies Inc.      Com        85227Q       14,750,271    2,379,076     X                                X
                                        100
-----------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies Inc.      Com        85227Q        1,339,597      216,064                     X                              X
                                        100
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                       119,659,173
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   7   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B       34,361,670    2,454,405     X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B        4,778,690      341,335                     X                              X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M        2,630,597    6,922,624     X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M          548,371    1,443,081                     X                              X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Wit Soundview Group,        Com        977383       13,415,353    7,330,794     X                                X
Inc.                                    108
-----------------------------------------------------------------------------------------------------------------------------------
Wit Soundview Group,        Com        977383        2,894,412    1,581,646                     X                              X
Inc.                                    108
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                        58,629,093
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM ALL PAGES:                            1,740,575,114
-----------------------------------------------------------------------------------------------------------------------------------